Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
At the beginning of the year	$ (1,321,211)
Share-based compensation expenses	667	$ 1,020	$ 1,800
Remeasurement of defined benefit obligations net for income tax	859	28	(188)
At the end of the year	(1,314,025)	(1,321,211)
Other reserves [member]
EQUITY
At the beginning of the year	(1,321,211)	(1,321,142)	(1,324,887)
Change in participations	6,682	1,433	2,027
Share-based compensation expenses	667	1,020	1,800
Execution of share-based compensation reserve	(510)	(2,520)
Remeasurement of defined benefit obligations net for income tax	347	(2)	(82)
At the end of the year	$ (1,314,025)	$ (1,321,211)	$ (1,321,142)